INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

9.  INVENTORIES

	2020	2019
Audiovisual content	$138.0	$119.3
Finished goods	83.6	93.5
Raw materials and supplies	29.1	27.6
	$250.7	$240.4

Cost of inventories included in purchase of goods and services amounted to $744.4 million in 2020 ($721.8 million in 2019 and $721.5 million in 2018). Write‑downs of inventories totalling $6.9 million were recognized in purchase of goods and services in 2020 ($6.3 million in 2019 and $4.7 million in 2018).